Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Current
Cash and cash equivalents	$ 4,679,826	$ 6,571,610	$ 8,912,517
Short-term investments	40,582	43,064	44,422
Accounts receivable	367,813	352,838	260,399
Inventories, net	813,970	1,244,324	1,616,356
Prepaids and other current assets	507,872	477,749	498,033
Total current assets	6,410,063	8,689,585	11,331,727
Non-Current
Property, equipment and operating lease right-of-use (“ROU”) assets, net	1,108,662	1,249,999	723,426
Intangible assets, net	1,661,109	1,783,198	1,946,279
Other assets	100,000	100,000	104,908
Total Assets	9,279,834	11,822,782	14,106,340
Current
Accounts payable and accrued liabilities	1,409,715	1,654,011	1,608,735
Current portion of operating lease obligations	429,247	317,797	375,713
Deferred rent			16,171
Total current liabilities	1,838,962	1,971,808	2,000,619
Non-current
Operating lease obligations, net of current portion	419,347	644,865	15,994
Total Liabilities	2,258,309	2,616,673	2,016,613
Commitments and Contingencies (Note 11)
Shareholders’ Equity
Common shares, value	87,457,095	82,784,400	77,620,252
Additional paid-in capital	34,885,442	35,368,899	35,741,115
Accumulated deficit	(115,449,581)	(109,075,759)	(101,400,209)
Accumulated other comprehensive income	128,569	128,569	128,569
Total Shareholders’ Equity	7,021,525	9,206,109	12,089,727
Total Liabilities and Shareholders’ Equity	$ 9,279,834	$ 11,822,782	$ 14,106,340